Net interest income (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net interest income
Loans	SFr 5,049	SFr 5,733	SFr 7,179
Investment securities	1	3	9
Trading assets	2,838	3,158	3,827
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,172	1,596	2,926
Other	598	771	2,730
Interest and dividend income	9,658	11,261	16,671
Deposits	(159)	(1,113)	(3,055)
Short-term borrowings	(86)	(166)	(409)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(812)	(907)	(1,668)
Long-term debt	(2,518)	(2,753)	(3,412)
Other	(272)	(374)	(1,110)
Interest expense	(3,847)	(5,313)	(9,654)
Net interest income	5,811	5,948	7,017
Bank
Net interest income
Loans	4,993	5,694	7,173
Investment securities	1	3	9
Trading assets	2,839	3,158	3,828
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,172	1,596	2,926
Other	588	769	2,731
Interest and dividend income	9,593	11,220	16,667
Deposits	(151)	(1,107)	(3,055)
Short-term borrowings	3	(170)	(422)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(812)	(908)	(1,669)
Long-term debt	(2,437)	(2,702)	(3,361)
Other	(271)	(373)	(1,111)
Interest expense	(3,668)	(5,260)	(9,618)
Net interest income	SFr 5,925	SFr 5,960	SFr 7,049